Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Current assets
Cash and cash equivalents	$ 4,113,651	$ 146,498	$ 4,704,084
Current financial assets at fair value through profit or loss	53,120	1,892
Current financial assets at amortized cost	206,482	7,353	168,970
Current contract assets	389,016	13,854	377,869
Notes receivable, net	599	21	765
Accounts receivable, net	5,364,156	191,031	4,452,904
Accounts receivable – related parties			1,045
Other receivables	51,436	1,832	89,676
Other receivables – related parties			2,948
Current tax assets			138,941
Inventories	2,102,075	74,860	1,767,642
Prepayments	75,568	2,691	57,502
Total current assets	12,356,103	440,032	11,762,346
Non-current assets
Non-current financial assets at fair value through profit or loss	10,368	369	11,038
Non-current financial assets at fair value through other comprehensive income	262,007	9,331	121,808
Non-current financial assets at amortized cost	48,319	1,721	68,450
Investments accounted for using equity method	3,271,677	116,513	3,392,910
Property, plant and equipment, net	17,994,686	640,836	17,979,444
Right-of-use assets	859,069	30,594	687,068
Deferred tax assets	185,691	6,613	194,552
Refundable deposits	21,186	754	21,145
Other non-current assets	71,708	2,554	67,126
Total non-current assets	22,724,711	809,285	22,543,541
Total assets	35,080,814	1,249,317	34,305,887
Current liabilities
Current contract liabilities			1,231
Notes payable	2,899	103
Accounts payable	966,821	34,431	819,548
Other payables	3,249,403	115,719	2,977,036
Current tax liabilities	580,430	20,671	386,832
Current provisions	3,463	123	1,998
Current lease liabilities	132,549	4,721	24,567
Receipts in advance	10,790	384	988
Long-term bank loans, current portion	748,353	26,651	748,419
Current refund liabilities	9,864	351	26,000
Other current liabilities	21,059	750	32,242
Total current liabilities	5,725,631	203,904	5,018,861
Non-current liabilities
Long-term bank loans	6,985,212	248,761	8,293,226
Deferred tax liabilities	310,427	11,055	309,129
Non-current lease liabilities	737,946	26,280	668,384
Long-term deferred revenue	72,438	2,580
Net defined benefit liability, non-current	511,651	18,221	480,107
Guarantee deposits	21,670	772	1,095
Other non-current liabilities			4,500
Total non-current liabilities	8,639,344	307,669	9,756,441
Total liabilities	14,364,975	511,573	14,775,302
Equity attributable to equity holders of the Company
Capital stock	7,272,401	258,989	7,272,401
Capital surplus	6,050,787	215,484	6,050,787
Retained earnings
Legal reserve	1,837,894	65,452	1,579,478
Special reserve	19,802	705
Unappropriated retained earnings	5,401,569	192,364	4,651,215
Other equity interest
Financial statements translation differences of foreign operations	(61,330)	(2,184)	(89,682)
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	194,716	6,934	66,386
Total equity	20,715,839	737,744	19,530,585
Total liabilities and equity	$ 35,080,814	$ 1,249,317	$ 34,305,887